Investment In Equity Security (Details) - USD ($)		1 Months Ended	6 Months Ended
	Dec. 12, 2025	Apr. 30, 2025	Jun. 30, 2026
Investment In Equity Security [Line Items]
Purchase of preference shares		110,000
Total consideration (in Dollars)		$ 126,385
Options granted		17,500
Exercise price of preference share (in Dollars per share)		$ 1.15
Accrued expenses and other current liabilities			$ 37,685
BGHL [Member]
Investment In Equity Security [Line Items]
Options granted		350,000
BGHL [Member] | Securities Purchase Agreement [Member]
Investment In Equity Security [Line Items]
Company resold shares			350,000
Class A Ordinary Shares [Member]
Investment In Equity Security [Line Items]
Exercise price of preference share (in Dollars per share)		$ 0.06
Preference shares converted		2,200,000	1,000
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Investment In Equity Security [Line Items]
Company resold shares	5,072
Class A Ordinary Shares [Member] | BCMP Services Limited [Member] | Securities Purchase Agreement [Member]
Investment In Equity Security [Line Items]
Company resold shares	1,850,000
Total proceeds (in Dollars)	$ 106,278